Recoverable taxes (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Recoverable Taxes
Credits recorded in the amount	R$ 216	R$ 175
Credits recorded in the amount		41
[custom:CreditsRecordedInAmount321-0]	R$ 11
Credits recorded in the amount		11
Credits recorded in the amount		53
Credits recorded in the amount		28
Credits recorded in the amount		R$ 4